Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [abstract]
Interest on lease liabilities	$ 88,026	$ 3,135	$ 88,742
Interest on borrowings and bonds payable	3,498,999	124,608	4,211,541	$ 3,597,932
Total interest expense for financial liabilities measured at amortized cost	3,587,025	127,743	4,300,283	3,597,932
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(95,589)	(3,404)	(35,713)	(11,648)
Property, plant and equipment	(54,208)	(1,930)	(77,715)	(50,309)
Investment properties				(89)
Interest expense	3,437,228	122,409	4,186,855	3,535,886
Other finance costs	22,283	793	16,540	32,355
Finance costs	$ 3,459,511	$ 123,202	$ 4,203,395	$ 3,568,241